PIPER FUNDS INC.
                GROWTH FUND, EMERGING GROWTH FUND,
                SMALL COMPANY GROWTH FUND,
                GROWTH AND INCOME FUND AND BALANCED FUND

                                             SUPPLEMENT DATED OCTOBER 1, 1996 TO
                                             PROSPECTUS DATED SEPTEMBER 13, 1996

From October 1, 1996 through December 31, 1996 (the "Special Offering Period"), shares of the Funds are being offered to the public without an initial sales charge. See "How to Purchase Shares." For any purchase that would be subject to a sales charge outside of the Special Offering Period, the Funds will impose a contingent deferred sales charge of 2% on redemptions during the first 12 months after purchase, and 1% on redemptions during the second 12 months. See "How to Redeem Shares--Contingent Deferred Sales Charge." The Adviser will pay the Distributor, out of its own assets, a fee equal to 2% of the net asset value of any shares sold during this period that would be subject to a sales charge outside of the Special Offering Period. This fee also will be paid in connection with certain sales that are not subject to a sales charge outside of the Special Offering Period, including (a) purchases by 401(k) plans, by certain plans which are qualified plans under Section 401(a) of the Internal Revenue Code and by tax-sheltered annuities, (b) purchases funded by the proceeds from the sale of shares of any non-money market open-end mutual fund within 30 days after such sale, (c) purchases of $500,000 or more, (d) exchanges of shares of Adjustable Rate Mortgage Securities Fund, a series of Piper Funds Inc.--II, that were originally acquired in the American Adjustable Rate Term Trust merger, and (e) purchases made with distributions received in connection with the dissolution of American Government Term Trust Inc., a closed-end fund previously managed by the Adviser. The Distributor will pay a portion of its 2% fee to Piper Jaffray Investment Executives and other broker-dealers selling shares of the Funds. Please contact your Piper Jaffray Investment Executive or other broker-dealer for more information.
                                                                     XGF/XTR-05F





                                PIPER FUNDS INC.
                             GOVERNMENT INCOME FUND
                             INTERMEDIATE BOND FUND

                                             SUPPLEMENT DATED OCTOBER 1, 1996 TO
                                             PROSPECTUS DATED SEPTEMBER 13, 1996

        From October 1, 1996 through December 31, 1996 (the "Special Offering Period"), shares of the Funds are being offered to the public without an initial sales charge. See "How to Purchase Shares." For any purchase that would be subject to a sales charge outside of the Special Offering Period, the Funds will impose a contingent deferred sales charge of 2% on redemptions during the first 12 months after purchase, and 1% on redemptions during the second 12 months. See How to Redeem Shares Contingent Deferred Sales Charge." The Adviser will pay the Distributor, out of its own assets, a fee equal to 2% of the net asset value of any shares sold during this period that would be subject to a sales charge outside of the Special Offering Period. This fee also will be paid in connection with certain sales that are not subject to a sales charge outside of the Special Offering Period, including (a) purchases by 401(k) plans, by certain plans which are qualified plans under Section 401(a) of the Internal Revenue Code and by tax-sheltered annuities, (b) purchases funded by the proceeds from the sale of shares of any non-money market open-end mutual fund within 30 days after such sale, (c) purchases of $500,000 or more, (d) exchanges of shares of Adjustable Rate Mortgage Securities Fund, a series of Piper Funds Inc.--II, that were originally acquired in the American Adjustable Rate Term Trust merger, and (e) purchases made with distributions received in connection with the dissolution of American Government Term Trust Inc., a closed-end fund previously managed by the Adviser. The Distributor will pay a portion of its 2% fee to Piper Jaffray Investment Executives and other broker-dealers selling shares of the Funds. Please contact your Piper Jaffray Investment Executive or other broker-dealer for more information.
                                                                         XIF-05H




                                PIPER FUNDS INC.
                            NATIONAL TAX-EXEMPT FUND
                            MINNESOTA TAX-EXEMPT FUND

                                             SUPPLEMENT DATED OCTOBER 1, 1996 TO
                                              PROSPECTUS DATED NOVEMBER 27, 1995

         From October 1, 1996 through December 31, 1996 (the "Special Offering Period"), shares of the Funds are being offered to the public without an initial sales charge. See "How to Purchase Shares." For any purchase that would be subject to a sales charge outside of the Special Offering Period, the Funds will impose a contingent deferred sales charge of 2% on redemptions during the first 12 months after purchase, and 1% on redemptions during the second 12 months. See "How to Redeem Shares--Contingent Deferred Sales Charge." The Adviser will pay the Distributor, out of its own assets, a fee equal to 2% of the net asset value of any shares sold during this period that would be subject to a sales charge outside of the Special Offering Period. This fee also will be paid in connection with certain sales that are not subject to a sales charge outside of the Special Offering Period, including (a) purchases by 401(k) plans, by certain plans which are qualified plans under Section 401(a) of the Internal Revenue Code and by tax-sheltered annuities, (b) purchases funded by the proceeds from the sale of shares of any non-money market open-end mutual fund within 30 days after such sale, (c) purchases of $500,000 or more, (d) exchanges of shares of Adjustable Rate Mortgage Securities Fund, a series of Piper Funds Inc.--II, that were originally acquired in the American Adjustable Rate Term Trust merger, and (e) purchases made with distributions received in connection with the dissolution of American Government Term Trust Inc., a closed-end fund previously managed by the Adviser. The Distributor will pay a portion of its 2% fee to Piper Jaffray Investment Executives and other broker-dealers selling shares of the Funds. Please contact your Piper Jaffray Investment Executive or other broker-dealer for more information. XTE-05C